Securities (Summary of Mortgage-Backed Securities and Other Securities Available-for-Sale) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	$ 1,189,474	$ 1,069,139	$ 1,225,655
Gross unrealized gains	32,675	31,636	23,209
Gross unrealized losses	930	2,050	4,551
Estimated fair value	1,221,219	1,098,725	1,244,313
Pass-through Certificates [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	491,069	490,184	342,316
Gross unrealized gains	25,079	24,709	13,479
Gross unrealized losses	105
Estimated fair value	516,043	514,893	355,795
Pass-through Certificates [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	8,025	8,770	27,801
Gross unrealized gains			814
Gross unrealized losses	640	1,255	737
Estimated fair value	7,385	7,515	27,878
Real Estate Mortgage Investment Conduits (REMICs) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	1,073,818	956,430	1,058,465
Gross unrealized gains	32,058	31,230	20,987
Gross unrealized losses	863	1,427	4,313
Estimated fair value	1,105,013	986,233	1,075,139
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	550,179	426,362	622,582
Gross unrealized gains	5,510	4,662	3,020
Gross unrealized losses	78	135	3,525
Estimated fair value	555,611	430,889	622,077
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	24,545	31,114	65,766
Gross unrealized gains	1,469	1,859	3,674
Gross unrealized losses	40	37	51
Estimated fair value	25,974	32,936	69,389
Other Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	115,656	112,709	167,190
Gross unrealized gains	617	406	2,222
Gross unrealized losses	67	623	238
Estimated fair value	116,206	112,492	169,174
Other Securities [Member] | Equity Investments-Mutual Funds [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	13,467	11,787	12,437
Gross unrealized gains	36	48	31
Gross unrealized losses			115
Estimated fair value	13,503	11,835	12,353
Other Securities [Member] | Corporate Bonds
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Amortized cost	102,189	100,922	119,765
Gross unrealized gains	581	358	2,146
Gross unrealized losses	67	623	123
Estimated fair value	$ 102,703	$ 100,657	$ 121,788